Intangible Assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 56.0	[1]	$ 25.6
Charge for the year	5.5		2.1		$ 1.7
Intangible assets other than goodwill at end of period	56.5		56.0	[1]	25.6
Customer Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	44.2
Intangible assets other than goodwill at end of period	41.8		44.2
Customer Relationships | RCG
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2.0
Intangible assets other than goodwill at end of period	$ 1.6		2.0
Useful life measured as period of time, intangible assets other than goodwill	3 years 3 months
Customer Relationships | Volcap
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 4.2
Intangible assets other than goodwill at end of period	$ 3.7		4.2
Useful life measured as period of time, intangible assets other than goodwill	5 years 9 months
Customer Relationships | XFA
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 3.5
Intangible assets other than goodwill at end of period	$ 3.0		3.5
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer Relationships | Eagle
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 5.2
Intangible assets other than goodwill at end of period	$ 4.3		5.2
Useful life measured as period of time, intangible assets other than goodwill	7 years 4 months 24 days
Customer Relationships | Cowen's Prime Services and Outsourced Trading Business
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 24.4
Intangible assets other than goodwill at end of period	$ 21.5		24.4
Useful life measured as period of time, intangible assets other than goodwill	8 years
Customer Relationships | GMN
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 2.6
Intangible assets other than goodwill at end of period	$ 2.2		2.6
Useful life measured as period of time, intangible assets other than goodwill	7 years 4 months 24 days
Brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 2.0
Intangible assets other than goodwill at end of period	2.0		2.0
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	9.8
Intangible assets other than goodwill at end of period	12.7		9.8
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	81.2		44.1
Additions on acquisitions	3.4		34.1
Additions	8.2		3.1
Disposals	(0.3)		(0.1)
Intangible assets other than goodwill at end of period	92.5		81.2		44.1
Cost | Customer Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	49.6		17.5
Additions on acquisitions	3.1		32.1
Additions	0.0		0.0
Disposals	(0.3)		0.0
Intangible assets other than goodwill at end of period	52.4		49.6		17.5
Cost | Brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2.1		0.3
Additions on acquisitions	0.3		1.8
Additions	0.0		0.0
Disposals	0.0		0.0
Intangible assets other than goodwill at end of period	2.4		2.1		0.3
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	29.5		26.3
Additions on acquisitions	0.0		0.2
Additions	8.2		3.1
Disposals	0.0		(0.1)
Intangible assets other than goodwill at end of period	37.7		29.5		26.3
Impairment provisions and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(25.2)		(18.5)
Charge for the year	10.8		6.7
Disposals	0.0		0.0
Intangible assets other than goodwill at end of period	(36.0)		(25.2)		(18.5)
Impairment provisions and amortisation | Customer Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(5.4)		(3.3)
Charge for the year	5.2		2.1
Disposals	0.0		0.0
Intangible assets other than goodwill at end of period	(10.6)		(5.4)		(3.3)
Impairment provisions and amortisation | Brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(0.1)		(0.1)
Charge for the year	0.3		0.0
Disposals	0.0		0.0
Intangible assets other than goodwill at end of period	(0.4)		(0.1)		(0.1)
Impairment provisions and amortisation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(19.7)		(15.1)
Charge for the year	5.3		4.6
Disposals	0.0		0.0
Intangible assets other than goodwill at end of period	$ (25.0)		$ (19.7)		$ (15.1)

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information